Litigations - Judicial deposits (Details) $ in Millions, R$ in Billions	Jun. 30, 2021 USD ($)	Jun. 30, 2021 BRL (R$)	Dec. 31, 2020 USD ($)
Judicial deposits
Deposits with court	$ 1,326		$ 1,268
Bank guarantees for judicial deposits	2,400	R$ 11.8
Tax litigation
Judicial deposits
Deposits with court	1,052		988
Civil litigation
Judicial deposits
Deposits with court	83		85
Labor litigation
Judicial deposits
Deposits with court	168		177
Environmental litigation
Judicial deposits
Deposits with court	$ 23		$ 18